LVIP JPMorgan Retirement Income Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–62.25%
Equity Funds–21.09%
✧JPMorgan Equity Index Fund	781,445	$ 35,540,129
✧JPMorgan Mid Cap Equity Fund	88,608	4,532,295
✧JPMorgan Realty Income Fund	452,095	7,030,075
✧JPMorgan Small Cap Equity Fund	20,905	1,222,553
✧JPMorgan Small Cap Growth Fund	50,029	958,557
✧JPMorgan Small Cap Value Fund	40,476	1,023,227
		50,306,836
Fixed Income Funds–25.65%
iShares TIPS Bond ETF	49,020	5,700,536
✧JPMorgan Floating Rate Income Fund	1,704,750	15,496,176
✧JPMorgan High Yield Fund	3,873,778	27,929,941
✧JPMorgan Inflation Managed Bond Fund	1,178,258	12,065,365
		61,192,018
International Equity Funds–7.95%
✧JPMorgan Emerging Economies Fund	185,412	2,293,542
✧JPMorgan Emerging Markets Equity Fund	87,469	2,594,342
✧JPMorgan International Advantage Fund	237,323	4,717,973
✧JPMorgan International Equity Fund	285,035	4,856,998
✧JPMorgan International Research Enhanced Equity Fund	255,520	4,494,598
		18,957,453
Money Market Funds–7.56%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 2.12%)	17,587,006	17,592,282
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	447,461	447,461
		18,039,743
Total Investment Companies (Cost $142,071,987)		148,496,050

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.83%
Fannie Mae REMICs
Series 1991-141 PZ 8.00% 10/25/21	50,254	$ 52,333
Series 2009-100 PN 5.00% 11/25/39	372,532	394,730
Series 2011-112 PB 4.00% 11/25/41	860,000	952,877
Series 2011-20 PA 4.50% 3/25/39	38,054	38,042
Series 2011-52 KB 5.50% 6/25/41	650,000	759,080
Series 2011-55 BZ 3.50% 6/25/41	421,498	453,176
•Series 2011-86 NF 2.57% (LIBOR01M + 0.55%) 9/25/41	194,966	196,064
*•Series 2012-122 SD 4.08% (6.10% minus LIBOR01M) 11/25/42	215,939	37,023
Series 2012-14 Z 4.00% 3/25/42	791,904	903,057
Series 2012-54 WG 3.50% 1/25/41	163,019	167,464
*Series 2012-98 MI 3.00% 8/25/31	169,207	12,041
*Series 2013-55 AI 3.00% 6/25/33	231,340	26,515
•Series 2013-57 FN 2.37% (LIBOR01M + 0.35%) 6/25/43	114,008	113,632
*Series 2013-7 EI 3.00% 10/25/40	97,468	7,697
Series 2014-19 Z 4.50% 4/25/44	569,701	666,729
Series 2015-40 GZ 3.50% 5/25/45	79,119	84,868
Series 2015-89 AZ 3.50% 12/25/45	27,441	29,224
Series 2015-95 SH 3.98% (6.00% minus LIBOR01M) 1/25/46	177,782	34,578
*Series 2016-50 IB 3.00% 2/25/46	77,567	9,305
*•Series 2016-55 SK 3.98% (6.00% minus LIBOR01M) 8/25/46	146,481	31,263
*•Series 2016-62 SA 3.98% (6.00% minus LIBOR01M) 9/25/46	295,783	69,103
*•Series 2016-74 GS 3.98% (6.00% minus LIBOR01M) 10/25/46	71,418	15,484
*Series 2017-12 JI 3.50% 5/25/40	69,059	5,553
♦Series T-58 2A 6.50% 9/25/43	50,661	57,711
LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs
Series 2893 PE 5.00% 11/15/34	158,266	$ 174,900
Series 3737 GA 3.00% 11/15/37	142,738	143,416
Series 3843 PZ 5.00% 4/15/41	913,139	1,074,224
Series 3893 PU 4.00% 7/15/41	750,000	821,645
Series 3939 BZ 4.50% 6/15/41	833,898	912,613
•Series 3984 DF 2.58% (LIBOR01M + 0.55%) 1/15/42	182,680	182,838
Series 4065 DE 3.00% 6/15/32	40,000	41,759
*Series 4109 AI 3.00% 7/15/31	310,989	21,185
*Series 4161 IM 3.50% 2/15/43	50,414	7,020
Series 4181 DI 2.50% 3/15/33	90,401	8,939
*•Series 4184 GS 4.09% (6.12% minus LIBOR01M) 3/15/43	151,685	31,927
Series 4219 AB 3.50% 1/15/43	386,410	403,869
•Series 4286 VF 2.48% (LIBOR01M + 0.45%) 12/15/43	137,997	138,105
*Series 4342 CI 3.00% 11/15/33	54,881	4,732
Series 4457 KZ 3.00% 4/15/45	127,847	128,489
*•Series 4494 SA 4.15% (6.18% minus LIBOR01M) 7/15/45	53,027	10,256
*Series 4543 HI 3.00% 4/15/44	77,926	8,105
*•Series 4594 SG 3.97% (6.00% minus LIBOR01M) 6/15/46	426,386	91,278
Series 4614 HB 2.50% 9/15/46	101,000	98,926
*•Series 4618 SA 3.97% (6.00% minus LIBOR01M) 9/15/46	91,754	20,221
Series 4623 LZ 2.50% 10/15/46	93,574	91,523
Series 4623 MW 2.50% 10/15/46	105,000	106,064
*Series 4625 BI 3.50% 6/15/46	271,319	34,415
*•Series 4631 GS 3.97% (6.00% minus LIBOR01M) 11/15/46	294,543	52,561
*•Series 4648 SA 3.97% (6.00% minus LIBOR01M) 1/15/47	203,741	38,491
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips
Series 267 S5 3.97% (6.00% minus LIBOR01M) 8/15/42	178,435	$ 28,021
Series 299 S1 3.97% (6.00% minus LIBOR01M) 1/15/43	139,677	22,074
Series 326 S2 3.92% (5.95% minus LIBOR01M) 3/15/44	97,990	17,080
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 4.87% (LIBOR01M + 2.85%) 4/25/28	173,530	175,002
Series 2015-HQA1 M2 4.67% (LIBOR01M + 2.65%) 3/25/28	34,831	34,962
Series 2016-DNA3 M2 4.02% ( LIBOR01M + 2.00%) 12/25/28	81,590	81,805
Series 2016-DNA4 M2 3.32% ( LIBOR01M + 1.30%) 3/25/29	311,903	312,716
Series 2016-HQA2 M2 4.27% (LIBOR01M + 2.25%) 11/25/28	101,507	101,971
GNMA
Series 2012-136 MX 2.00% 11/20/42	40,000	38,013
Series 2013-113 AZ 3.00% 8/20/43	297,585	294,420
Series 2013-113 LY 3.00% 5/20/43	29,000	30,331
*Series 2015-142 AI 4.00% 2/20/44	38,295	2,526
Series 2015-64 GZ 2.00% 5/20/45	112,317	98,873
Series 2015-74 CI 3.00% 10/16/39	139,808	12,953
*•Series 2016-108 SK 4.01% (6.05% minus LIBOR01M) 8/20/46	238,289	54,208
Series 2016-111 PB 2.50% 8/20/46	97,000	95,447
*Series 2016-116 GI 3.50% 11/20/44	273,478	33,948
*Series 2016-118 DI 3.50% 3/20/43	299,187	32,359
*•Series 2016-120 AS 4.06% (6.10% minus LIBOR01M) 9/20/46	244,859	56,366
*•Series 2016-120 NS 4.06% (6.10% minus LIBOR01M) 9/20/46	334,813	70,745
*•Series 2016-121 JS 4.06% (6.10% minus LIBOR01M) 9/20/46	242,839	47,359

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2016-134 MW 3.00% 10/20/46	16,000	$ 15,889
Series 2016-156 PB 2.00% 11/20/46	61,000	56,609
*Series 2016-160 GI 3.50% 11/20/46	196,322	34,148
*Series 2016-163 MI 3.50% 11/20/46	118,864	5,146
*Series 2016-163 XI 3.00% 10/20/46	202,691	12,402
Total Agency Collateralized Mortgage Obligations (Cost $11,318,151)		11,530,423
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.08%
Fannie Mae-Aces
Series 2017-M11 A2 2.98% 8/25/29	275,000	289,242
•Series 2017-M8 A2 3.06% 5/25/27	555,000	586,561
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K066 A2 3.12% 6/25/27	340,000	363,520
♦Series K067 A2 3.19% 7/25/27	637,000	684,877
♦Series K719 A1 2.53% 12/25/21	51,589	52,149
♦Series K725 A2 3.00% 1/25/24	185,000	191,916
♦•Series K731 AM 3.60% 2/25/25	1,200,000	1,275,952
♦•Series KS03 A4 3.16% 5/25/25	150,000	158,224
•FREMF Mortgage Trust
Series 2011-K10 B 4.78% 11/25/49	60,000	61,288
Series 2011-K12 B 4.49% 1/25/46	115,000	117,468
Series 2011-K14 B 5.35% 2/25/47	70,000	72,951
Series 2011-K15 B 5.13% 8/25/44	15,000	15,670
Series 2012-K18 B 4.39% 1/25/45	85,000	88,594
Series 2012-K22 B 3.81% 8/25/45	150,000	155,624
Series 2013-K29 C 3.60% 5/25/46	295,000	304,318
Series 2013-K32 B 3.65% 10/25/46	110,000	114,446
Series 2013-K33 B 3.61% 8/25/46	120,000	125,180
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2013-K712 B 3.40% 5/25/45	80,000	$ 79,916
Series 2013-K713 B 3.26% 4/25/46	50,000	50,125
Series 2013-K713 C 3.26% 4/25/46	165,000	165,191
Total Agency Commercial Mortgage-Backed Securities (Cost $4,797,398)		4,953,212
AGENCY MORTGAGE-BACKED SECURITIES–2.55%
Fannie Mae
2.53% 7/1/26	136,348	140,245
2.60% 9/1/28	300,000	309,886
2.64% 2/1/23	450,000	460,186
3.16% 12/1/26	495,426	526,849
3.17% 1/1/27	297,086	316,745
3.20% 9/1/27	507,116	542,376
3.77% 12/1/25	672,160	733,067
•Fannie Mae ARM
2.88% (LIBOR12M + 1.60%) 7/1/45	29,293	29,805
3.14% (LIBOR12M + 1.53%) 3/1/44	92,186	94,144
4.47% (LIBOR12M + 1.83%) 8/1/35	780	820
Fannie Mae S.F. 15 yr 5.00% 7/1/20	6,282	6,479
Fannie Mae S.F. 30 yr
4.00% 7/1/45	385,810	411,698
5.50% 11/1/34	3,589	4,014
5.50% 4/1/37	79,192	89,328
5.50% 8/1/37	13,939	15,761
5.50% 3/1/38	15,566	17,487
5.50% 6/1/39	34,408	38,705
5.50% 7/1/40	35,989	40,616
5.50% 5/1/44	828,522	935,278
6.00% 9/1/36	18,569	21,473
6.00% 12/1/36	3,850	4,425
6.00% 6/1/37	2,094	2,410
6.00% 9/1/38	11,093	12,768
6.00% 11/1/38	8,886	10,222
6.00% 10/1/39	128,929	148,392
6.00% 11/1/40	5,904	6,795
7.50% 6/1/31	4,766	5,619
•Freddie Mac ARM
2.59% (LIBOR12M + 1.63%) 10/1/46	121,043	122,570
2.92% (LIBOR12M + 1.63%) 10/1/45	59,177	60,323
3.11% (LIBOR12M + 1.62%) 3/1/46	83,853	85,809

LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr
4.00% 4/1/45	251,644	$ 265,809
5.00% 6/1/36	68,556	75,735
5.50% 3/1/34	4,792	5,421
5.50% 12/1/34	4,444	5,029
5.50% 12/1/35	4,351	4,923
5.50% 8/1/40	10,096	11,386
5.50% 6/1/41	47,748	53,498
6.00% 2/1/36	8,992	10,354
6.00% 3/1/36	12,902	14,857
6.00% 8/1/38	13,547	15,598
6.00% 5/1/40	22,280	25,655
6.50% 4/1/39	21,849	25,444
7.00% 11/1/33	761	891
GNMA I S.F. 30 yr
5.50% 2/15/41	32,035	36,322
7.00% 12/15/34	42,943	49,610
GNMA II S.F. 30 yr
5.50% 5/20/37	18,372	20,636
5.50% 4/20/40	12,407	13,759
6.00% 2/20/39	19,706	22,092
6.00% 10/20/39	73,454	81,270
6.00% 2/20/40	78,606	89,275
6.00% 4/20/46	25,226	27,865
6.50% 10/20/39	35,112	39,241
Total Agency Mortgage-Backed Securities (Cost $5,943,740)		6,088,965
AGENCY OBLIGATION–0.19%
Federal National Mortgage Association 3.88% 12/1/28	395,000	446,060
Total Agency Obligation (Cost $396,503)		446,060
CORPORATE BONDS–9.29%
Advertising–0.03%
Omnicom Group 3.65% 11/1/24	60,000	63,160
		63,160
Aerospace & Defense–0.15%
Boeing 3.95% 8/1/59	90,000	99,177
L3Harris Technologies 3.85% 12/15/26	80,000	86,073
Rockwell Collins 3.20% 3/15/24	175,000	181,877
		367,127
Agriculture–0.03%
Reynolds American 4.45% 6/12/25	70,000	74,715
		74,715
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.03%
♦American Airlines Pass Through Trust 3.38% 5/1/27	64,223	$ 66,525
		66,525
Auto Manufacturers–0.22%
Daimler Finance North America 3.45% 1/6/27	215,000	223,720
General Motors 6.75% 4/1/46	100,000	114,556
General Motors Financial 5.25% 3/1/26	180,000	195,402
		533,678
Banks–2.09%
Bank of America
μ3.12% 1/20/23	180,000	183,681
4.18% 11/25/27	275,000	297,097
μ4.44% 1/20/48	240,000	285,129
Bank of Nova Scotia 3.40% 2/11/24	125,000	130,616
Citigroup
3.20% 10/21/26	49,000	50,696
μ3.35% 4/24/25	115,000	119,233
8.13% 7/15/39	150,000	246,235
Citizens Financial Group 4.30% 12/3/25	160,000	171,214
Cooperatieve Rabobank 3.75% 7/21/26	250,000	259,564
Credit Suisse Group 4.28% 1/9/28	250,000	268,703
Fifth Third Bancorp 3.65% 1/25/24	50,000	52,739
Goldman Sachs Group
3.85% 1/26/27	320,000	339,576
5.15% 5/22/45	200,000	237,702
HSBC Holdings 4.88% 1/14/22	150,000	158,894
Huntington Bancshares 2.30% 1/14/22	120,000	120,690
Lloyds Banking Group 3.00% 1/11/22	200,000	202,121
Mitsubishi UFJ Financial Group 3.76% 7/26/23	255,000	268,242
Morgan Stanley
3.95% 4/23/27	265,000	280,540
4.00% 7/23/25	340,000	367,071
Santander UK Group Holdings 3.57% 1/10/23	200,000	202,951
SunTrust Bank 2.70% 1/27/22	100,000	101,151
US Bancorp 3.10% 4/27/26	240,000	249,500
Wells Fargo & Co.
3.07% 1/24/23	180,000	183,386
4.75% 12/7/46	175,000	206,899
		4,983,630

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.13%
Anheuser-Busch InBev Worldwide 4.70% 2/1/36	260,000	$ 300,792
		300,792
Biotechnology–0.11%
Celgene 3.25% 8/15/22	75,000	77,302
Gilead Sciences 4.40% 12/1/21	185,000	193,064
		270,366
Building Materials–0.03%
Martin Marietta Materials 3.50% 12/15/27	75,000	77,029
		77,029
Chemicals–0.10%
Celanese US Holdings 3.50% 5/8/24	5,000	5,188
Mosaic 4.25% 11/15/23	70,000	74,216
Nutrien 3.38% 3/15/25	145,000	150,324
		229,728
Computers–0.35%
Apple
2.15% 2/9/22	235,000	236,860
3.45% 2/9/45	130,000	138,027
International Business Machines 3.50% 5/15/29	430,000	461,903
		836,790
Diversified Financial Services–0.44%
Air Lease 3.25% 3/1/25	185,000	188,279
Brookfield Finance 4.85% 3/29/29	65,000	73,625
Capital One Financial 3.75% 3/9/27	225,000	236,387
GE Capital International Funding Unlimited 4.42% 11/15/35	200,000	209,655
International Lease Finance 8.63% 1/15/22	165,000	187,334
ORIX
3.25% 12/4/24	30,000	31,118
3.70% 7/18/27	110,000	117,996
		1,044,394
Electric–0.61%
Avangrid 3.80% 6/1/29	85,000	91,395
CenterPoint Energy 2.95% 3/1/30	95,000	94,860
Dominion Energy 3.90% 10/1/25	160,000	171,062
Duke Energy 2.65% 9/1/26	155,000	156,129
Duke Energy Indiana 3.25% 10/1/49	10,000	10,001
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duquesne Light Holdings 3.62% 8/1/27	95,000	$ 97,022
Entergy 4.00% 7/15/22	140,000	146,222
Entergy Texas 4.00% 3/30/29	20,000	22,122
Exelon 3.50% 6/1/22	150,000	153,903
Fortis 3.06% 10/4/26	50,000	50,850
Metropolitan Edison 4.00% 4/15/25	125,000	132,897
Pennsylvania Electric 3.60% 6/1/29	85,000	90,422
Public Service Co. of Colorado 3.20% 3/1/50	145,000	148,117
Wisconsin Public Service 3.30% 9/1/49	90,000	91,841
		1,456,843
Electronics–0.08%
Amphenol 2.80% 2/15/30	90,000	87,701
Arrow Electronics 3.25% 9/8/24	96,000	97,648
		185,349
Food–0.15%
Conagra Brands 4.60% 11/1/25	25,000	27,513
Kroger 4.45% 2/1/47	170,000	175,659
Tyson Foods 4.50% 6/15/22	135,000	142,664
		345,836
Gas–0.16%
Atmos Energy 4.15% 1/15/43	100,000	113,285
NiSource 3.95% 3/30/48	150,000	158,960
Southern California Gas 4.30% 1/15/49	85,000	101,019
		373,264
Health Care Products–0.14%
Abbott Laboratories 4.90% 11/30/46	145,000	187,315
Thermo Fisher Scientific 3.00% 4/15/23	145,000	149,309
		336,624
Health Care Services–0.18%
Anthem
3.70% 8/15/21	70,000	71,709
4.10% 3/1/28	55,000	59,453
HCA 4.75% 5/1/23	85,000	91,122
Laboratory Corp. of America Holdings 2.63% 2/1/20	150,000	150,118
Magellan Health 4.90% 9/22/24	51,000	51,064
		423,466

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.46%
Aflac 2.88% 10/15/26	90,000	$ 91,916
American Financial Group 3.50% 8/15/26	95,000	97,651
American International Group 3.88% 1/15/35	45,000	47,312
Athene Global Funding
2.75% 6/25/24	75,000	75,566
3.00% 7/1/22	105,000	106,886
Berkshire Hathaway Finance 4.30% 5/15/43	175,000	206,557
μManulife Financial 4.06% 2/24/32	90,000	93,760
Principal Life Global Funding II 3.00% 4/18/26	140,000	144,674
μPrudential Financial 5.38% 5/15/45	140,000	148,613
Voya Financial 3.13% 7/15/24	90,000	92,976
		1,105,911
Machinery Diversified–0.07%
Roper Technologies
2.80% 12/15/21	105,000	106,721
3.80% 12/15/26	55,000	58,840
		165,561
Media–0.30%
Comcast
3.00% 2/1/24	140,000	145,066
3.38% 2/15/25	317,000	334,471
4.50% 1/15/43	115,000	134,867
Discovery Communications 2.95% 3/20/23	41,000	41,682
Fox 4.71% 1/25/29	60,000	68,589
		724,675
Miscellaneous Manufacturing–0.09%
General Electric 2.10% 12/11/19	70,000	69,948
Parker-Hannifin 3.30% 11/21/24	15,000	15,682
Textron 4.00% 3/15/26	115,000	122,872
		208,502
Oil & Gas–0.46%
Apache 3.63% 2/1/21	17,000	17,211
BP Capital Markets America
3.22% 11/28/23	155,000	161,095
3.22% 4/14/24	80,000	83,235
Canadian Natural Resources 3.80% 4/15/24	145,000	151,947
Husky Energy 4.40% 4/15/29	85,000	89,348
Nexen Energy 5.88% 3/10/35	125,000	164,457
Noble Energy 3.25% 10/15/29	80,000	79,369
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos 6.50% 1/23/29	52,000	$ 53,074
Shell International Finance 4.38% 5/11/45	175,000	211,776
Total Capital International 3.46% 2/19/29	85,000	91,848
		1,103,360
Oil & Gas Services–0.15%
Halliburton 3.80% 11/15/25	170,000	180,205
National Oilwell Varco 2.60% 12/1/22	90,000	90,538
Schlumberger Holdings 4.30% 5/1/29	85,000	93,186
		363,929
Pharmaceuticals–0.35%
Allergan Finance 3.80% 3/15/25	85,000	89,065
Bristol-Myers Squibb 4.13% 6/15/39	155,000	175,973
CVS Health 3.88% 7/20/25	350,000	370,608
Mead Johnson Nutrition 4.13% 11/15/25	80,000	87,600
Shire Acquisitions Investments Ireland 2.88% 9/23/23	110,000	112,212
		835,458
Pipelines–0.45%
APT Pipelines 4.20% 3/23/25	90,000	95,362
Boardwalk Pipelines 4.95% 12/15/24	75,000	80,257
Buckeye Partners 4.35% 10/15/24	150,000	146,643
Enbridge 4.25% 12/1/26	90,000	98,530
Energy Transfer Operating 4.25% 3/15/23	155,000	162,059
Enterprise Products Operating 5.10% 2/15/45	185,000	218,114
MPLX 4.13% 3/1/27	135,000	142,487
ONEOK 3.40% 9/1/29	125,000	124,436
		1,067,888
Real Estate Investment Trusts–0.64%
American Tower
3.80% 8/15/29	65,000	69,515
4.40% 2/15/26	100,000	109,680
AvalonBay Communities 3.20% 1/15/28	75,000	78,354
Boston Properties 3.40% 6/21/29	85,000	89,021
Crown Castle International 5.25% 1/15/23	75,000	81,707
ERP Operating 2.85% 11/1/26	80,000	82,165

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
HCP
3.25% 7/15/26	100,000	$ 102,965
3.40% 2/1/25	75,000	77,813
Host Hotels & Resorts
3.75% 10/15/23	45,000	46,849
3.88% 4/1/24	40,000	42,155
Liberty Property L.P. 3.25% 10/1/26	40,000	41,105
Life Storage 4.00% 6/15/29	10,000	10,710
Mid-America Apartments 3.95% 3/15/29	40,000	43,687
National Retail Properties 3.50% 10/15/27	125,000	130,967
Realty Income
3.88% 7/15/24	35,000	37,464
4.13% 10/15/26	40,000	44,093
Select Income REIT 3.60% 2/1/20	100,000	100,229
SITE Centers 4.25% 2/1/26	75,000	79,272
UDR
3.20% 1/15/30	50,000	51,558
4.00% 10/1/25	55,000	59,516
VEREIT Operating Partnership 4.60% 2/6/24	35,000	37,612
Welltower 4.25% 4/15/28	90,000	98,816
		1,515,253
Retail–0.36%
Advance Auto Parts 4.50% 1/15/22	70,000	73,051
Alimentation Couche-Tard 3.55% 7/26/27	85,000	88,438
Dollar General 3.88% 4/15/27	145,000	155,538
Lowe's 2.50% 4/15/26	175,000	174,533
Starbucks 4.45% 8/15/49	175,000	203,081
Walmart 3.25% 7/8/29	160,000	172,995
		867,636
Semiconductors–0.05%
QUALCOMM 4.65% 5/20/35	105,000	123,879
		123,879
Software–0.30%
Fidelity National Information Services 3.75% 5/21/29	10,000	10,857
Microsoft
3.50% 2/12/35	370,000	409,532
4.10% 2/6/37	70,000	83,140
Oracle 4.50% 7/8/44	185,000	221,050
		724,579
Telecommunications–0.37%
AT&T 5.25% 3/1/37	300,000	353,590
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Telefonica Emisiones 5.21% 3/8/47	150,000	$ 174,752
Verizon Communications
4.27% 1/15/36	85,000	95,727
5.25% 3/16/37	140,000	173,570
Vodafone Group 5.00% 5/30/38	83,000	95,001
		892,640
Transportation–0.11%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	166,461
JB Hunt Transport Services 3.88% 3/1/26	85,000	90,203
		256,664
Trucking & Leasing–0.10%
Aviation Capital Group 4.88% 10/1/25	80,000	86,753
Penske Truck Leasing 4.20% 4/1/27	140,000	149,103
		235,856
Total Corporate Bonds (Cost $20,817,969)		22,161,107
NON-AGENCY ASSET-BACKED SECURITIES–3.92%
Capital Auto Receivables Asset Trust Series 2016-3 B 1.89% 5/20/21	400,000	399,502
CarMax Auto Owner Trust
Series 2017-3 B 2.44% 2/15/23	300,000	301,763
Series 2018-2 A3 2.98% 1/17/23	335,000	339,044
CNH Equipment Trust Series 2016-B B 2.20% 10/15/23	575,000	574,869
CPS Auto Receivables Trust Series 2018-B B 3.23% 7/15/22	236,000	237,132
Credit Acceptance Auto Loan Trust Series 2018-1A A 3.01% 2/16/27	250,000	251,501
•Discover Card Execution Note Trust Series 2017-A1 A1 2.52% (LIBOR01M + 0.49%) 7/15/24	185,000	186,050
Drive Auto Receivables Trust
Series 2018-4 C 3.66% 11/15/24	256,000	259,048
Series 2018-5 B 3.68% 7/15/23	1,000,000	1,014,875
Series 2019-1 A3 3.18% 10/17/22	600,000	603,348

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust Series 2018-2A B 3.27% 5/16/22	188,942	$ 189,430
First Investors Auto Owner Trust Series 2018-1A A2 3.22% 1/17/23	193,000	194,170
Flagship Credit Auto Trust
Series 2017-2 B 2.57% 4/15/23	90,000	90,045
Series 2018-2 B 3.56% 5/15/23	625,000	636,039
Ford Credit Auto Owner Trust Series 2016-2 A 2.03% 12/15/27	325,000	324,807
FREED TRUST Series 2018-2 A 3.99% 10/20/25	137,818	139,086
GM Financial Automobile Leasing Trust Series 2017-1 C 2.74% 8/20/20	1,000,000	1,000,400
HERO Funding Trust
Series 2016-2A A 3.75% 9/20/41	91,640	94,761
Series 2016-3A A1 3.08% 9/20/42	99,695	101,309
Honda Auto Receivables Owner Trust Series 2018-2 A3 3.01% 5/18/22	626,000	632,256
OnDeck Asset Securitization Trust Series 2018-1A A 3.50% 4/18/22	208,000	208,878
Sofi Consumer Loan Program Trust Series 2018-2 A1 2.93% 4/26/27	62,526	62,582
Synchrony Card Issuance Trust Series 2018-A1 A 3.38% 9/15/24	605,000	620,364
Tidewater Auto Receivables Trust Series 2018-AA A2 3.12% 7/15/22	80,528	80,665
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	48,993	49,164
Series 2015-6 A1B 2.75% 4/25/55	58,032	58,119
Series 2016-1 A1B 2.75% 2/25/55	31,311	31,361
Series 2016-2 A1 3.00% 8/25/55	44,096	44,453
Series 2016-3 A1 2.25% 4/25/56	46,485	46,296
Verizon Owner Trust Series 2016-2A A 1.68% 5/20/21	20,824	20,812
Westgate Resorts
Series 2018-1A A 3.38% 12/20/31	169,862	171,745
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Westgate Resorts (continued)
Series 2018-1A B 3.58% 12/20/31	219,705	$ 222,119
Westlake Automobile Receivables Trust Series 2018-2A A2A 2.84% 9/15/21	166,020	166,188
Total Non-Agency Asset-Backed Securities (Cost $9,287,961)		9,352,181
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.37%
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	57,627	58,590
Series 2014-2 B2 3.41% 6/25/29	57,627	58,030
Series 2014-IVR6 2A4 2.50% 7/25/44	100,000	99,880
Series 2015-4 B1 3.62% 6/25/45	90,031	92,890
Series 2015-4 B2 3.62% 6/25/45	90,031	91,370
Series 2015-6 B1 3.60% 10/25/45	88,979	91,650
Series 2015-6 B2 3.60% 10/25/45	88,979	90,364
Series 2016-4 B1 3.90% 10/25/46	92,467	99,424
Series 2016-4 B2 3.90% 10/25/46	92,467	95,475
•New Residential Mortgage Loan Trust Series 2016-4A A1 3.75% 11/25/56	55,892	58,097
•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44	42,110	42,816
Total Non-Agency Collateralized Mortgage Obligations (Cost $847,739)		878,586
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.96%
•20 Times Square Trust Series 2018-20TS A 3.20% 5/15/35	388,000	400,272
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	200,000	211,382
•Series 2016-CD2 A4 3.53% 11/10/49	105,000	113,130
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	90,000	98,031
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	195,000	207,951

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2015-GC27 A5 3.14% 2/10/48	215,000	$ 224,387
Series 2016-P3 A4 3.33% 4/15/49	145,000	153,612
Series 2016-P5 A4 2.94% 10/10/49	130,000	135,008
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	180,000	184,740
Series 2013-WWP A2 3.42% 3/10/31	100,000	104,488
Series 2014-CR19 A5 3.80% 8/10/47	100,000	107,028
Series 2014-CR20 AM 3.94% 11/10/47	340,000	361,376
Series 2015-3BP A 3.18% 2/10/35	400,000	418,499
Series 2015-CR23 A4 3.50% 5/10/48	135,000	143,390
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	250,000	264,344
Series 2016-C3 A5 2.89% 8/10/49	160,000	165,792
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.88% 11/10/46	300,000	310,271
GRACE Mortgage Trust
Series 2014-GRCE A 3.37% 6/10/28	1,190,000	1,208,218
Series 2014-GRCE B 3.52% 6/10/28	200,000	202,301
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	105,000	113,425
Series 2017-GS5 A4 3.67% 3/10/50	210,000	228,014
Houston Galleria Mall Trust Series 2015-HGLR A1A2 3.09% 3/5/37	160,000	165,744
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.60% 11/15/48	225,000	241,357
Series 2015-C33 A4 3.77% 12/15/48	340,000	368,591
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	275,000	288,703
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.74% 8/12/37	60,000	60,409
Series 2013-LC11 B 3.50% 4/15/46	130,000	133,250
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2015-JP1 A5 3.91% 1/15/49	130,000	$ 141,989
Series 2016-JP2 A4 2.82% 8/15/49	310,000	319,912
Series 2016-JP2 AS 3.06% 8/15/49	210,000	215,200
•Series 2016-JP3 B 3.40% 8/15/49	60,000	62,078
Series 2016-WIKI A 2.80% 10/5/31	75,000	75,727
Series 2016-WIKI B 3.20% 10/5/31	115,000	116,390
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	135,000	143,675
Series 2015-C23 A4 3.72% 7/15/50	440,000	473,211
Series 2015-C26 A5 3.53% 10/15/48	140,000	149,459
Series 2016-C29 A4 3.33% 5/15/49	130,000	137,560
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	250,000	267,908
Series 2016-BNK1 A3 2.65% 8/15/49	205,000	208,437
*•Series 2017-RB1 XA 1.43% 3/15/50	1,460,943	111,399
WF -RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.88% 12/15/45	130,000	132,598
Series 2013-C12 A4 3.20% 3/15/48	260,000	268,178
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,292,120)		9,437,434
ΔSOVEREIGN BOND–0.11%
Mexico–0.11%
Mexico Government International Bond 3.63% 3/15/22	250,000	258,375
Total Sovereign Bond (Cost $258,558)		258,375
U.S. TREASURY OBLIGATIONS–9.65%
U.S. Treasury Bonds
2.25% 8/15/46	1,170,000	1,200,096
2.50% 5/15/46	1,115,000	1,201,108
2.88% 8/15/45	650,000	749,176
3.13% 2/15/43	245,000	292,292
3.88% 8/15/40	1,240,000	1,639,706
U.S. Treasury Notes
1.50% 3/31/23	1,250,000	1,247,339

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.63% 11/15/22	2,000,000	$ 2,003,125
1.63% 5/15/26	2,000,000	2,001,289
1.75% 3/31/22	1,500,000	1,506,006
1.75% 5/15/22	510,000	512,181
∞2.00% 1/31/20	1,480,000	1,480,462
2.00% 5/31/21	700,000	703,377
2.00% 11/15/21	1,500,000	1,511,660
2.00% 11/15/26	1,500,000	1,538,525
2.25% 2/15/27	650,000	678,298
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.38% 5/15/27	1,750,000	$ 1,844,302
2.75% 5/31/23	52,000	54,168
2.88% 5/31/25	148,000	158,224
2.88% 5/15/28	750,000	823,301
≠United States Treasury Coupon Strip 3.45% 2/15/33	2,425,000	1,880,271
Total U.S. Treasury Obligations (Cost $21,695,248)		23,024,906

TOTAL INVESTMENTS–99.20% (Cost $226,727,374)	236,627,299
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.80%	1,902,975
NET ASSETS APPLICABLE TO 18,997,035 SHARES OUTSTANDING–100.00%	$238,530,274

✧ Class R-6 shares.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
Δ Securities have been classified by country of origin.
∞ Fully or partially pledged as collateral for futures contracts.
≠ The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
72	E-mini MSCI EAFE Index	$6,834,240	$6,850,409	12/20/19	$—	$(16,169)
(24)	E-mini Russell 2000 Index	(1,830,000)	(1,904,814)	12/20/19	74,814	—
8	E-mini S&P 500 Index	1,191,400	1,200,626	12/20/19	—	(9,226)
(32)	Euro STOXX 50 Index	(1,239,928)	(1,221,863)	12/20/19	—	(18,065)
Total Futures Contracts					$74,814	$(43,460)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BB–Barclays Bank
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSCI–Morgan Stanley Capital International
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
REMICs–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
TIPS–Treasury Inflation-Protected Securities
USD–United States Dollar
WF–Wells Fargo
yr–Year
See accompanying notes.
LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Retirement Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Retirement Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$11,530,423	$—	$11,530,423
Agency Commercial Mortgage-Backed Securities	—	4,953,212	—	4,953,212
Agency Mortgage-Backed Securities	—	6,088,965	—	6,088,965
Agency Obligation	—	446,060	—	446,060
Corporate Bonds	—	22,161,107	—	22,161,107
Non-Agency Asset-Backed Securities	—	9,352,181	—	9,352,181
Non-Agency Collateralized Mortgage Obligations	—	878,586	—	878,586
Non-Agency Commercial Mortgage-Backed Securities	—	9,437,434	—	9,437,434
Sovereign Bond	—	258,375	—	258,375
U.S. Treasury Obligations	—	23,024,906	—	23,024,906
Investment Companies	148,496,050	—	—	148,496,050
Total Investments	$148,496,050	$88,131,249	$—	$236,627,299
Derivatives:

Assets:
Futures Contracts	$74,814	$—	$—	$74,814
Liabilities:
Futures Contracts	$(43,460)	$—	$—	$(43,460)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP JPMorgan Retirement Income Fund–13